JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 95.9%
Aerospace & Defense — 0.3%
AAR Corp. *	38	1,840
Moog, Inc., Class A	30	2,590

		4,430

Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc. * (a)	17	1,434
Hub Group, Inc., Class A *	146	11,296

		12,730

Airlines — 0.5%
Hawaiian Holdings, Inc. *	45	881
SkyWest, Inc. *	211	6,078

		6,959

Auto Components — 0.4%
Adient plc *	110	4,488
American Axle & Manufacturing Holdings, Inc. *	43	334
Dana, Inc.	110	1,940

		6,762

Banks — 15.4%
1st Source Corp.	53	2,442
American National Bankshares, Inc.	12	441
Associated Banc-Corp.	322	7,326
Atlantic Union Bankshares Corp.	4	158
Banner Corp.	21	1,200
Brookline Bancorp, Inc.	286	4,526
Business First Bancshares, Inc.	78	1,890
Byline Bancorp, Inc.	160	4,258
Cadence Bank	140	4,084
Cathay General Bancorp	217	9,725
Central Pacific Financial Corp.	219	6,107
City Holding Co.	31	2,471
Columbia Banking System, Inc.	110	3,559
Community Bank System, Inc.	44	3,101
Community Trust Bancorp, Inc.	87	3,583
ConnectOne Bancorp, Inc.	83	2,650
Customers Bancorp, Inc. *	55	2,862
CVB Financial Corp.	123	2,846
Eastern Bankshares, Inc.	304	6,552
Enterprise Financial Services Corp.	103	4,892
Equity Bancshares, Inc., Class A	35	1,131
Farmers National Banc Corp.	54	918
Financial Institutions, Inc.	34	1,024
First Bancorp	15	618
First Bancshares, Inc. (The) (a)	21	710
First Citizens BancShares, Inc., Class A	5	3,142
First Commonwealth Financial Corp.	471	7,139
First Community Bankshares, Inc.	19	540
First Financial Corp.	10	437
First Hawaiian, Inc.	27	761
First Interstate BancSystem, Inc., Class A	112	4,133
First Merchants Corp.	108	4,484
Flushing Financial Corp.	69	1,534
Fulton Financial Corp.	183	3,043
Glacier Bancorp, Inc.	70	3,505
Great Southern Bancorp, Inc.	11	626
Hancock Whitney Corp.	128	6,686
Heritage Commerce Corp.	61	683
Hilltop Holdings, Inc.	177	5,189
Home BancShares, Inc.	300	6,778
HomeStreet, Inc.	69	3,255
HomeTrust Bancshares, Inc.	60	1,772
Hope Bancorp, Inc.	703	11,301
Independent Bank Corp.	27	594
Independent Bank Corp.	42	3,391
Independent Bank Group, Inc.	37	2,640
Investors Bancorp, Inc.	476	7,099
Mercantile Bank Corp.	9	326
Meta Financial Group, Inc.	34	1,867
Nicolet Bankshares, Inc. *	9	861
OceanFirst Financial Corp.	406	8,159
OFG Bancorp (Puerto Rico)	51	1,353
Old National Bancorp	637	10,437
Old Second Bancorp, Inc.	29	418
Origin Bancorp, Inc.	17	710
Pacific Premier Bancorp, Inc.	49	1,746
Peapack-Gladstone Financial Corp.	28	963
Peoples Bancorp, Inc.	24	748
Pinnacle Financial Partners, Inc.	24	2,210
Preferred Bank	9	637
Premier Financial Corp.	41	1,243
QCR Holdings, Inc.	24	1,375
RBB Bancorp	18	431
Renasant Corp.	7	237
Republic Bancorp, Inc., Class A	15	652
Sandy Spring Bancorp, Inc.	77	3,441
Simmons First National Corp., Class A	55	1,453
South Plains Financial, Inc.	9	231
SouthState Corp.	13	1,099
Tompkins Financial Corp. (a)	7	549
TriState Capital Holdings, Inc. *	13	419
Trustmark Corp.	191	5,804
UMB Financial Corp.	95	9,230
United Community Banks, Inc.	107	3,731
Valley National Bancorp	123	1,601
Veritex Holdings, Inc.	43	1,622
Washington Trust Bancorp, Inc.	6	336
Webster Financial Corp.	54	3,053
WesBanco, Inc.	24	811
Westamerica BanCorp	80	4,864

		230,423

Biotechnology — 4.0%
2seventy bio, Inc. * (a)	66	1,121
89bio, Inc. * (a)	66	248
Agios Pharmaceuticals, Inc. *	100	2,908
Akebia Therapeutics, Inc. *	1,204	864
Allovir, Inc. * (a)	146	983
Arcus Biosciences, Inc. * (a)	230	7,268
Biohaven Pharmaceutical Holding Co. Ltd. *	11	1,328
Bluebird Bio, Inc. *	197	956
Eagle Pharmaceuticals, Inc. *	84	4,137
Enanta Pharmaceuticals, Inc. *	14	997
Epizyme, Inc. *	94	108
Fate Therapeutics, Inc. *	69	2,691
Frequency Therapeutics, Inc. *	315	668
Iovance Biotherapeutics, Inc. *	96	1,592
iTeos Therapeutics, Inc. *	73	2,356
IVERIC bio, Inc. *	258	4,344

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Lexicon Pharmaceuticals, Inc. * (a)	628	1,312
Lyell Immunopharma, Inc. * (a)	244	1,233
NexImmune, Inc. * (a)	145	611
Nuvalent, Inc., Class A * (a)	248	3,446
Prometheus Biosciences, Inc. * (a)	37	1,412
Prothena Corp. plc (Ireland) *	106	3,884
REGENXBIO, Inc. *	222	7,382
Travere Therapeutics, Inc. *	278	7,161
Turning Point Therapeutics, Inc. *	74	1,992

		61,002

Building Products — 0.3%
Cornerstone Building Brands, Inc. *	52	1,257
Quanex Building Products Corp. (a)	66	1,387
UFP Industries, Inc.	25	1,945

		4,589

Capital Markets — 0.9%
AssetMark Financial Holdings, Inc. *	60	1,335
Blucora, Inc. *	66	1,288
Cowen, Inc., Class A (a)	81	2,201
Donnelley Financial Solutions, Inc. *	47	1,577
Federated Hermes, Inc.	28	937
Houlihan Lokey, Inc.	7	606
Piper Sandler Cos.	19	2,428
Stifel Financial Corp.	44	2,966
Virtus Investment Partners, Inc.	3	696

		14,034

Chemicals — 1.5%
AdvanSix, Inc.	69	3,541
Avient Corp.	111	5,309
Ecovyst, Inc.	57	654
FutureFuel Corp.	108	1,052
HB Fuller Co.	53	3,495
Koppers Holdings, Inc.	22	597
Minerals Technologies, Inc.	35	2,282
Trinseo plc	9	407
Tronox Holdings plc, Class A	233	4,601

		21,938

Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	160	7,385
ACCO Brands Corp.	302	2,416
Cimpress plc (Ireland) * (a)	5	331
Ennis, Inc. (a)	34	635
Heritage-Crystal Clean, Inc. *	37	1,084
HNI Corp.	32	1,182
Steelcase, Inc., Class A	283	3,378

		16,411

Communications Equipment — 0.8%
ADTRAN, Inc.	46	847
Harmonic, Inc. *	406	3,768
NetScout Systems, Inc. *	234	7,491

		12,106

Construction & Engineering — 3.2%
Arcosa, Inc.	51	2,925
Argan, Inc.	155	6,275
Comfort Systems USA, Inc.	43	3,801
EMCOR Group, Inc.	115	12,976
Fluor Corp. *	72	2,077
Granite Construction, Inc.	202	6,635
MasTec, Inc. *	50	4,372
Matrix Service Co. *	287	2,355
MYR Group, Inc. *	47	4,439
Primoris Services Corp.	86	2,039
Tutor Perini Corp. *	95	1,024

		48,918

Consumer Finance — 0.7%
FirstCash Holdings, Inc.	27	1,899
Navient Corp.	126	2,149
Nelnet, Inc., Class A	17	1,445
PROG Holdings, Inc. *	175	5,023

		10,516

Containers & Packaging — 0.3%
Greif, Inc., Class A	45	2,941
Myers Industries, Inc.	18	380
TriMas Corp.	17	542

		3,863

Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co. *	149	3,131
Stride, Inc. *	13	485

		3,616

Diversified Telecommunication Services — 0.4%
EchoStar Corp., Class A * (a)	165	4,015
Liberty Latin America Ltd., Class A (Chile) *	94	914
Liberty Latin America Ltd., Class C (Chile) *	182	1,750

		6,679

Electric Utilities — 1.2%
ALLETE, Inc.	33	2,197
IDACORP, Inc.	32	3,738
Otter Tail Corp.	18	1,131
Portland General Electric Co.	173	9,519
Via Renewables, Inc. (a)	126	1,039

		17,624

Electrical Equipment — 0.2%
AZZ, Inc.	32	1,563
Powell Industries, Inc.	97	1,876

		3,439

Electronic Equipment, Instruments & Components — 2.8%
Belden, Inc.	17	931
Benchmark Electronics, Inc. (a)	361	9,037
Knowles Corp. *	362	7,796
OSI Systems, Inc. * (a)	86	7,337
Sanmina Corp. *	106	4,264
ScanSource, Inc. *	161	5,598
TTM Technologies, Inc. *	176	2,613
Vishay Intertechnology, Inc.	221	4,337

		41,913

Energy Equipment & Services — 1.5%
Bristow Group, Inc. * (a)	14	507
ChampionX Corp. *	101	2,460
Helmerich & Payne, Inc.	77	3,303
NexTier Oilfield Solutions, Inc. *	238	2,196
Oceaneering International, Inc. * (a)	228	3,454
Oil States International, Inc. * (a)	156	1,086
Patterson-UTI Energy, Inc.	315	4,877
ProPetro Holding Corp. *	145	2,024
Solaris Oilfield Infrastructure, Inc., Class A	74	830

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

US Silica Holdings, Inc. *	72	1,351

		22,088

Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A * (a)	458	11,273
Lions Gate Entertainment Corp., Class A *	112	1,818

		13,091

Equity Real Estate Investment Trusts (REITs) — 10.0%
Agree Realty Corp. (a)	112	7,439
Alexander & Baldwin, Inc.	161	3,723
American Assets Trust, Inc.	62	2,364
Apple Hospitality REIT, Inc.	460	8,263
Broadstone Net Lease, Inc.	121	2,627
CareTrust REIT, Inc.	106	2,050
Centerspace	37	3,591
Chatham Lodging Trust *	41	564
City Office REIT, Inc.	85	1,508
Corporate Office Properties Trust	211	6,031
DiamondRock Hospitality Co. *	275	2,780
DigitalBridge Group, Inc. *	314	2,262
Easterly Government Properties, Inc.	81	1,710
Essential Properties Realty Trust, Inc.	96	2,429
First Industrial Realty Trust, Inc.	43	2,650
Four Corners Property Trust, Inc.	98	2,650
Getty Realty Corp.	144	4,114
Gladstone Commercial Corp.	123	2,706
Global Medical REIT, Inc.	60	973
Healthcare Realty Trust, Inc. (a)	311	8,552
Highwoods Properties, Inc.	15	668
Independence Realty Trust, Inc.	163	4,310
Kite Realty Group Trust	219	4,986
LXP Industrial Trust	389	6,104
Necessity Retail REIT, Inc. (The)	117	925
NexPoint Residential Trust, Inc.	5	489
Paramount Group, Inc.	249	2,719
Phillips Edison & Co., Inc.	80	2,765
Physicians Realty Trust	184	3,220
Piedmont Office Realty Trust, Inc., Class A	227	3,907
Plymouth Industrial REIT, Inc.	30	821
PotlatchDeltic Corp.	78	4,092
Retail Opportunity Investments Corp.	290	5,619
RLJ Lodging Trust	274	3,853
Ryman Hospitality Properties, Inc. *	29	2,718
Sabra Health Care REIT, Inc.	54	806
SITE Centers Corp.	172	2,874
STAG Industrial, Inc.	227	9,385
Summit Hotel Properties, Inc. *	110	1,095
Sunstone Hotel Investors, Inc. *	222	2,610
Terreno Realty Corp.	105	7,746
UMH Properties, Inc.	102	2,511
Urban Edge Properties	49	928
Urstadt Biddle Properties, Inc., Class A	38	717
Veris Residential, Inc. *	6	111
Xenia Hotels & Resorts, Inc. *	307	5,916

		150,881

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	82	4,101
SpartanNash Co.	25	808
Sprouts Farmers Market, Inc. *	207	6,614
United Natural Foods, Inc. *	34	1,414

		12,937

Food Products — 0.8%
Darling Ingredients, Inc. *	124	9,960
Fresh Del Monte Produce, Inc.	35	909
Seneca Foods Corp., Class A *	28	1,448

		12,317

Gas Utilities — 1.9%
Brookfield Infrastructure Corp., Class A (Canada)	91	6,880
Chesapeake Utilities Corp.	4	496
New Jersey Resources Corp.	360	16,495
Northwest Natural Holding Co.	45	2,333
Spire, Inc.	25	1,780

		27,984

Health Care Equipment & Supplies — 1.2%
AngioDynamics, Inc. *	86	1,861
Bioventus, Inc., Class A *	142	2,005
Integer Holdings Corp. *	70	5,624
Natus Medical, Inc. * (a)	248	6,514
Utah Medical Products, Inc.	17	1,510
Varex Imaging Corp. *	55	1,169

		18,683

Health Care Providers & Services — 1.3%
National HealthCare Corp.	12	850
Option Care Health, Inc. *	484	13,825
Owens & Minor, Inc.	32	1,387
Tivity Health, Inc. *	126	4,063

		20,125

Health Care Technology — 2.4%
Allscripts Healthcare Solutions, Inc. *	798	17,973
Computer Programs and Systems, Inc. *	135	4,658
Evolent Health, Inc., Class A *	177	5,720
NextGen Healthcare, Inc. *	379	7,931

		36,282

Hotels, Restaurants & Leisure — 0.2%
Marriott Vacations Worldwide Corp.	22	3,406

Household Durables — 1.9%
Hooker Furnishings Corp.	31	590
Lifetime Brands, Inc.	40	510
Meritage Homes Corp. *	69	5,459
Taylor Morrison Home Corp. *	287	7,804
Tri Pointe Homes, Inc. *	748	15,014

		29,377

Household Products — 0.3%
Central Garden & Pet Co., Class A *	106	4,306

Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc.	126	4,192
Clearway Energy, Inc., Class C	125	4,574

		8,766

Insurance — 1.2%
American Equity Investment Life Holding Co.	68	2,697
CNO Financial Group, Inc.	97	2,426
Employers Holdings, Inc.	40	1,633

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

RLI Corp.	46	5,056
Selective Insurance Group, Inc.	39	3,503
Stewart Information Services Corp.	43	2,582

		17,897

Interactive Media & Services — 0.6%
Cars.com, Inc. *	227	3,268
Liberty TripAdvisor Holdings, Inc., Class A *	762	1,562
QuinStreet, Inc. *	140	1,621
Yelp, Inc. *	93	3,162

		9,613

IT Services — 0.7%
BM Technologies, Inc. * (a)	7	57
CSG Systems International, Inc.	105	6,680
IBEX Holdings Ltd. *	32	504
LiveRamp Holdings, Inc. *	92	3,425

		10,666

Life Sciences Tools & Services — 0.2%
Pacific Biosciences of California, Inc. * (a)	267	2,429

Machinery — 2.1%
AGCO Corp.	47	6,806
Altra Industrial Motion Corp.	123	4,796
Barnes Group, Inc.	28	1,141
Douglas Dynamics, Inc.	20	702
EnPro Industries, Inc.	12	1,143
Hillenbrand, Inc.	99	4,360
Manitowoc Co., Inc. (The) *	71	1,072
Meritor, Inc. *	57	2,042
Mueller Industries, Inc.	48	2,595
Terex Corp.	60	2,150
Wabash National Corp. (a)	247	3,660
Watts Water Technologies, Inc., Class A	11	1,577

		32,044

Marine — 0.1%
Safe Bulkers, Inc. (Greece)	201	958

Media — 1.8%
AMC Networks, Inc., Class A *	178	7,236
Gray Television, Inc.	321	7,089
Hemisphere Media Group, Inc. *	41	188
John Wiley & Sons, Inc., Class A	179	9,493
Sinclair Broadcast Group, Inc., Class A (a)	129	3,606

		27,612

Metals & Mining — 2.3%
Alcoa Corp.	44	3,934
Allegheny Technologies, Inc. *	55	1,465
Arconic Corp. *	151	3,876
Cleveland-Cliffs, Inc. *	68	2,194
Coeur Mining, Inc. *	89	396
Commercial Metals Co.	211	8,794
Constellium SE *	199	3,584
Hecla Mining Co.	176	1,156
Materion Corp.	20	1,749
Schnitzer Steel Industries, Inc., Class A	54	2,820
SunCoke Energy, Inc.	232	2,063
Warrior Met Coal, Inc.	35	1,280
Worthington Industries, Inc.	25	1,306

		34,617

Mortgage Real Estate Investment Trusts (REITs) — 2.7%
Ares Commercial Real Estate Corp. (a)	252	3,916
Blackstone Mortgage Trust, Inc., Class A	271	8,614
Ellington Financial, Inc. (a)	218	3,870
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	78	3,709
KKR Real Estate Finance Trust, Inc. (a)	278	5,736
Ladder Capital Corp.	357	4,236
MFA Financial, Inc.	459	1,849
Ready Capital Corp.	212	3,185
Redwood Trust, Inc.	307	3,232
TPG RE Finance Trust, Inc.	167	1,968

		40,315

Multiline Retail — 0.6%
Macy’s, Inc.	389	9,471

Multi-Utilities — 0.5%
Avista Corp.	66	2,998
Black Hills Corp.	44	3,397
Unitil Corp.	31	1,531

		7,926

Oil, Gas & Consumable Fuels — 7.3%
Antero Resources Corp. *	337	10,298
Arch Resources, Inc.	33	4,575
Berry Corp.	30	310
CNX Resources Corp. *	572	11,858
CVR Energy, Inc.	79	2,020
Delek US Holdings, Inc. *	204	4,325
DHT Holdings, Inc.	143	832
Dorian LPG Ltd.	170	2,466
Falcon Minerals Corp. (a)	247	1,664
Golar LNG Ltd. (Cameroon) *	49	1,214
Green Plains, Inc. *	123	3,814
Magnolia Oil & Gas Corp., Class A	248	5,863
Murphy Oil Corp. (a)	39	1,555
Oasis Petroleum, Inc.	39	5,691
Ovintiv, Inc.	414	22,401
Par Pacific Holdings, Inc. *	49	635
PDC Energy, Inc.	214	15,561
Peabody Energy Corp. *	51	1,246
Range Resources Corp. *	126	3,822
REX American Resources Corp. *	15	1,514
SM Energy Co.	54	2,088
Talos Energy, Inc. *	45	712
Whiting Petroleum Corp.	31	2,535
World Fuel Services Corp.	105	2,842

		109,841

Paper & Forest Products — 0.3%
Clearwater Paper Corp. *	47	1,312
Louisiana-Pacific Corp.	19	1,199
Schweitzer-Mauduit International, Inc.	84	2,310

		4,821

Personal Products — 0.8%
BellRing Brands, Inc. *	381	8,784
Edgewell Personal Care Co.	103	3,792

		12,576

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Pharmaceuticals — 0.9%
Cymabay Therapeutics, Inc. *	730	2,269
Endo International plc *	1,112	2,569
Intra-Cellular Therapies, Inc. *	53	3,249
Lannett Co., Inc. * (a)	571	450
NGM Biopharmaceuticals, Inc. *	193	2,939
Nuvation Bio, Inc. *	326	1,716

		13,192

Professional Services — 2.6%
Barrett Business Services, Inc.	69	5,363
Heidrick & Struggles International, Inc.	68	2,684
Huron Consulting Group, Inc. *	61	2,799
Insperity, Inc.	5	532
KBR, Inc.	59	3,229
Kelly Services, Inc., Class A	136	2,959
Korn Ferry	90	5,864
ManTech International Corp., Class A	84	7,249
TrueBlue, Inc. *	292	8,438

		39,117

Real Estate Management & Development — 0.8%
Kennedy-Wilson Holdings, Inc.	349	8,520
Realogy Holdings Corp. *	197	3,095

		11,615

Road & Rail — 1.2%
ArcBest Corp.	69	5,571
Avis Budget Group, Inc. *	31	8,241
Covenant Logistics Group, Inc., Class A	21	450
Heartland Express, Inc.	206	2,900
Werner Enterprises, Inc.	22	910

		18,072

Semiconductors & Semiconductor Equipment — 0.2%
Cohu, Inc. *	87	2,573
Veeco Instruments, Inc. *	21	557

		3,130

Software — 1.6%
A10 Networks, Inc.	259	3,616
eGain Corp. *	222	2,570
Marathon Digital Holdings, Inc. * (a)	84	2,348
Ping Identity Holding Corp. *	366	10,037
SecureWorks Corp., Class A *	41	544
Vonage Holdings Corp. *	246	4,985

		24,100

Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A *	27	848
Bed Bath & Beyond, Inc. * (a)	103	2,309
Conn’s, Inc. *	173	2,669
Genesco, Inc. * (a)	22	1,374
ODP Corp. (The) *	102	4,652
Signet Jewelers Ltd.	109	7,931
Sleep Number Corp. *	24	1,222
Sonic Automotive, Inc., Class A	64	2,716
Zumiez, Inc. * (a)	67	2,572

		26,293

Textiles, Apparel & Luxury Goods — 0.5%
G-III Apparel Group Ltd. *	165	4,462
Kontoor Brands, Inc.	25	1,030
Wolverine World Wide, Inc.	83	1,882

		7,374

Thrifts & Mortgage Finance — 3.0%
Axos Financial, Inc. *	79	3,656
Essent Group Ltd.	194	8,003
Kearny Financial Corp.	146	1,886
Luther Burbank Corp.	73	967
Merchants Bancorp	16	445
MGIC Investment Corp.	150	2,027
Mr. Cooper Group, Inc. *	120	5,476
NMI Holdings, Inc., Class A *	109	2,254
Northfield Bancorp, Inc.	227	3,255
PennyMac Financial Services, Inc.	52	2,766
Radian Group, Inc.	375	8,324
Washington Federal, Inc.	169	5,550

		44,609

Trading Companies & Distributors — 2.6%
Boise Cascade Co.	54	3,731
GMS, Inc. *	123	6,132
Herc Holdings, Inc.	32	5,347
MRC Global, Inc. *	275	3,277
NOW, Inc. *	947	10,446
Titan Machinery, Inc. *	89	2,526
Veritiv Corp. *	37	4,996
WESCO International, Inc. *	23	2,980

		39,435

Water Utilities — 0.7%
American States Water Co.	121	10,754

TOTAL COMMON STOCKS (Cost $1,162,690)		1,446,672

SHORT-TERM INVESTMENTS — 5.8%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $46,030)	46,025	46,034

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.8%
JPMorgan Securities Lending Money Market Fund
Agency SL Class Shares, 0.30% (b) (c)	36,592	36,563
JPMorgan U.S. Government Money Market Fund
Class IM Shares, 0.26% (b) (c)	5,092	5,092

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $41,658)		41,655

TOTAL SHORT-TERM INVESTMENTS (Cost $87,688)		87,689

Total Investments — 101.7% (Cost $1,250,378)		1,534,361
Liabilities in Excess of Other Assets — (1.7)%		(25,986)

Net Assets — 100.0%		1,508,375

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $39,752.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Russell 2000 E-Mini Index	516	06/2022	USD	53,280	1,655

Abbreviations

USD	United States Dollar

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,534,361	$—	$—	$1,534,361

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,655	$—	$—	$1,655

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(a)(b)	$52,749	$261,074	$267,780	$(8)	$(1)	$46,034	46,025	$21	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(a)(b)	89,300	200,000	252,700	(41)	4	36,563	36,592	42	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)	8,507	160,976	164,391	—	—	5,092	5,092	3	—

Total	$150,556	$622,050	$684,871	$(49)	$3	$87,689		$66	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.